Provisions (Tables)	3 Months Ended
Mar. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2021	12.9	6.6	32.3	51.8
Additional provision in the period	0.4	—	0.6	1.0
Release of provision	—	—	(0.6)	(0.6)
Utilization of provision	(6.0)	—	(4.3)	(10.3)
Foreign exchange	—	—	0.6	0.6
Balance as of March 31, 2021	7.3	6.6	28.6	42.5

Analysis of total provisions:			March 31, 2021	December 31, 2020
Current			36.4	45.7
Non-current			6.1	6.1
Total			42.5	51.8